Employee Benefit Plan, Tax Status (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Aug. 17, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
Participant contributions	$ 738,459	$ 311,546
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 529,026